Fair Value Measurement - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets
-Wealth management products	¥ 143,729	¥ 113,632
Total Assets	143,729	113,632
Fair Value, Inputs, Level 1 [Member]
Assets
-Wealth management products
Total Assets
Fair Value, Inputs, Level 2 [Member]
Assets
-Wealth management products	143,729	113,632
Total Assets	143,729	113,632
Fair Value, Inputs, Level 3 [Member]
Assets
-Wealth management products
Total Assets